Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000024678 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Accumulated Value	$ 10,000		$ 10,025	$ 10,120	$ 10,369	$ 10,465	$ 10,674	$ 10,188	$ 10,358	$ 10,721	$ 11,095	$ 11,496
C000024677 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,049	10,159	10,445	10,557	10,804	10,336	10,534	10,929	11,337	11,764
C000037571 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares with sales load
Accumulated Value	9,900		9,913	9,972	10,191	10,274	10,478	9,989	10,165	10,510	10,875	11,268
Morningstar US Fund Muni National Short Funds Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar US Fund Muni National Short Funds Category Average
Accumulated Value	10,000		10,014.34	10,078.90946	10,365.18677	10,572.66361	10,752.74461	10,421.3504	10,597.38889	10,941.17985	11,314.50056	11,703.66168
S And P Municipal Bond 1 5 Years Investment Grade 5 Pre Refunded Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond 1-5 Years Investment Grade 5% Pre-Refunded Index
Accumulated Value	10,000		10,043.27987	10,094.67358	10,458.27743	10,777.22461	10,930.85515	10,565.9206	10,682.32454	10,975.34051	11,426.60836	11,798.93027
S And P Municipal Bond Short Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Short Index
Accumulated Value	10,000		10,054.158	10,123.44623	10,427.35512	10,704.43289	10,821.04377	10,585.24781	10,712.23268	11,031.37366	11,471.86413	11,806.20473
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index
Accumulated Value	$ 10,000		$ 9,971.691	$ 10,132.72284	$ 10,779.73874	$ 11,235.59772	$ 11,707.09396	$ 10,781.3157	$ 11,094.68327	$ 11,493.7801	$ 11,672.36126	$ 12,443.38026